Prepayments, Other Receivables and Other Assets - Schedule of Prepayments, Other Receivables and Other Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Current:
Prepayments	$ 1,716	$ 1,981
VAT deductible tax	468	910
Deposits and other receivables	907	250
Prepayments, other receivables and other assets current	3,091	3,141
Non-current:
Other receivables and other assets	253	304
Prepayments, other receivables and other assets non-current	253	304
Total	$ 3,344	$ 3,445